Other Income (expenses), Net: Schedule of Other Income (Expenses) (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Other Income (Expenses):
Schedule of Other Income (Expenses)

	Years ended December 31,
	2011	2010	2009
(Loss) gain resulting from remeasurement of contingent liability (refer to Note 3(e))	(1,760)	(1,630)	494,238
(Loss) gain on sale of investments	(6)	(2,589)	155
Gain on forgiveness of fines and penalties	47	–	1,241
Gain on accounts payable with expired legal term	5,390	5,523	2,571
Gain from bargain purchase	–	7,515	–
Loss on remeasurement of equity interest (refer to Note 3(e))	–	(2,044)	–
Loss on currency operations	(6,078)	(6,408)	(3,653)
Other taxes	(6,081)	(5,743)	–
Other income (expenses), net	1,628	(3,611)	5,705
Total other (expenses) income, net	(6,860)	(8,987)	500,257